17. Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables.
Trade receivables	€ 0	€ 204
Value added tax receivables	€ 1,321	€ 453